Commitments and Contingencies (Details) - Schedule of milestone payments are to be made upon achievements of certain conditions	Dec. 31, 2020 USD ($)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$ 282,564
From entering phase 1 to before first commercial sale	22,276,410
First commercial sale	14,956,410
Net sales amount more than certain threshold in a year	70,769,231
Subtotal	108,284,615
Diagnostics technology: up to the conditions and milestones of
Before FDA approval	1,423,360
Total	$ 109,707,975